Consolidated Statements of Earnings (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues	$ 2,714,273	$ 2,344,625	$ 2,098,987
Cost of revenues (exclusive of depreciation and amortization shown below)	1,747,175	1,523,277	1,362,972
Selling, general and administrative expenses	758,436	650,188	592,402
Depreciation	38,117	34,741	30,650
Amortization of intangible assets	24,293	37,141	17,389
Acquisition-related items (note 5)	11,825	10,498	16,326
Operating earnings	134,427	88,780	79,248
Interest expense	15,102	22,547	20,609
Interest income	(865)	(1,048)	(1,046)
Other (income) expense, net (note 6)	(1,008)	(1,524)	(2,441)
Earnings before income tax	121,198	68,805	62,126
Income tax expense (recovery) (note 16)	31,799	22,204	20,733
Net earnings from continuing operations	89,399	46,601	41,393
Net earnings (loss) from discontinued operations, net of income tax (note 4)	1,537	(5,183)	(671)
Net earnings	90,936	41,418	40,722
Non-controlling interest share of earnings	28,200	18,027	13,741
Non-controlling interest redemption increment (note 13)	19,420	41,430	21,131
Net earnings (loss) attributable to Company	43,316	(18,039)	5,850
Preferred share dividends		3,146	9,603
Net earnings (loss) attributable to common shareholders	$ 43,316	$ (21,185)	$ (3,753)
Continuing operations (in Dollars per share)	$ 1.16	$ (0.48)	$ (0.10)
Discontinued operations (in Dollars per share)	$ 0.04	$ (0.16)	$ (0.02)
(in Dollars per share)	$ 1.20	$ (0.64)	$ (0.12)
Continuing operations (in Dollars per share)	$ 1.15	$ (0.48)	$ (0.10)
Discontinued operations (in Dollars per share)	$ 0.04	$ (0.16)	$ (0.02)
(in Dollars per share)	$ 1.19	$ (0.64)	$ (0.12)